Income Taxes - Significant Components of Net Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 48.3	$ 42.4
Deferred tax liabilities	(77.5)	(63.4)
Deferred income tax assets (liabilities)	(29.2)	(21.0)	$ (41.3)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	166.7	154.9
Differences in timing of taxability of revenue and deductibility of expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	47.3	27.7
Loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28.2	8.7
Employee defined benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7.3	5.7
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.5	1.2
Carrying value of property and equipment in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(15.2)	(26.2)
Carrying value of intangible assets in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(147.1)	(84.3)
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (117.9)	$ (108.7)